Notes Payable (Details) - Schedule of successor predecessor note payable consisted - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Nov. 26, 2021	Dec. 31, 2020
Schedule of successor predecessor note payable consisted [Abstract]
Term Loan (“Initial Term Loan”)	$ 88,000	$ 88,000
Convertible Promissory note	23,000	23,000
Term Loan (“Delayed Draw Term Loan”)	17,000	17,000
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,238	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	8,095	9,167
Total Notes Payable	140,333	141,767
Add: PIK Interest	2,978	731
Less: deferred finance costs	(6,476)	(6,788)
Less: discount on debt	(26,160)	(27,203)
Less: fair value adjustments (long term)	(3,130)	(2,108)
Less: current portion	(107,205)	(106,015)
Less: fair value adjustments (short term)	(340)	(384)
Notes payable, net of current portion